Financial instruments and risk management - Summary of Maximum Exposure to Credit Risk (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	$ 1,024,245	$ 841,997	$ 937,698	$ 842,182
Other financial instruments, including derivatives			334
Trade and other receivables	699,945	591,475	618,212
Credit risk
Disclosure of credit risk exposure [line items]
Cash and cash equivalents	1,024,245	841,997	937,698
Other financial instruments, including derivatives			334
Trade and other receivables	699,946	591,475	618,212
Maximum exposure to credit risk	$ 1,724,191	$ 1,433,472	$ 1,556,244